Financing receivables - Analysis of each class of loans not carried at fair value using internal ratings or equivalent credit quality indicators (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2018	Mar. 31, 2018
Financing receivable, recorded investment [Line items]
Loans		¥ 1,706,235	¥ 1,908,366
AAA-BBB [Member]
Financing receivable, recorded investment [Line items]
Loans		670,377	613,505
AAA-BBB [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans		155,293	152,137
AAA-BBB [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans		182,067	186,089
AAA-BBB [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Loans
AAA-BBB [Member] | Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans		2,048	1,385
AAA-BBB [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans		330,969	273,894
AAA-BBB [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans
BB-CCC [Member]
Financing receivable, recorded investment [Line items]
Loans		638,782	808,146
BB-CCC [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans		116,569	106,385
BB-CCC [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans
BB-CCC [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Loans
BB-CCC [Member] | Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans
BB-CCC [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans		521,554	701,761
BB-CCC [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans		659
CC-D [Member]
Financing receivable, recorded investment [Line items]
Loans
CC-D [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans
CC-D [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans
CC-D [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Loans
CC-D [Member] | Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans
CC-D [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans
CC-D [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans
Others [Member]
Financing receivable, recorded investment [Line items]
Loans	[1]	397,076	486,715
Others [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans	[1]	49,043	46,948
Others [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans	[1]	2,872
Others [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Loans	[1]	335,607	429,075
Others [Member] | Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans	[1]
Others [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans	[1]	3,961	3,555
Others [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans	[1]	5,593	7,137
Total [Member]
Financing receivable, recorded investment [Line items]
Loans		1,706,235	1,908,366
Total [Member] | Secured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans		320,905	305,470
Total [Member] | Unsecured loans at banks [Member]
Financing receivable, recorded investment [Line items]
Loans		184,939	186,089
Total [Member] | Short-term secured margin loans [Member]
Financing receivable, recorded investment [Line items]
Loans		335,607	429,075
Total [Member] | Unsecured inter-bank money market loans [Member]
Financing receivable, recorded investment [Line items]
Loans		2,048	1,385
Total [Member] | Secured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans		856,484	979,210
Total [Member] | Unsecured corporate loans [Member]
Financing receivable, recorded investment [Line items]
Loans		¥ 6,252	¥ 7,137

[1]	Relate to collateralized exposures where a specified ratio of LTV is maintained.